ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Accumulated Deficit During Development Stage [Abstract]
Balance at beginning of year	$ (122,648,452)	$ (124,875,182)	$ (117,145,631)
Net loss for the year	(8,265,737)	(7,542,076)	(7,729,551)
Reclassify expired options from contributed equity	0	2,701,644	0
Reclassify expired options from reserves	(1,331,064)	5,098,165	0
Reclassify expired options from reserves	0	1,968,997	0
Balance at end of year	$ (129,583,125)	$ (122,648,452)	$ (124,875,182)